Schedule of investments
Delaware Premium Income Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ — 119.89%
Communication Services — 10.03%
Alphabet Class A ~, †	400	$976,716
Comcast Class A ~	43,100	2,457,562
Facebook Class A ~, †	4,400	1,529,924
		4,964,202
Consumer Discretionary — 12.21%
Booking Holdings ~, †	300	656,427
Home Depot ~	7,200	2,296,008
TJX ~	16,800	1,132,656
Whirlpool ~	9,000	1,962,180
		6,047,271
Consumer Staples — 7.65%
Constellation Brands Class A ~	9,400	2,198,566
Mondelez International Class A ~	22,700	1,417,388
PepsiCo ~	900	133,353
Philip Morris International ~	400	39,644
		3,788,951
Energy — 9.60%
Chevron ~	21,800	2,283,332
ConocoPhillips ~	40,600	2,472,540
		4,755,872
Financials — 14.26%
American Express ~	9,300	1,536,639
Bank of America ~	44,200	1,822,366
BlackRock ~	2,700	2,362,419
JPMorgan Chase & Co. ~	8,600	1,337,644
		7,059,068
Healthcare — 13.92%
Amgen ~	3,200	780,000
Bristol-Myers Squibb ~	24,800	1,657,136
Merck & Co. ~	19,900	1,547,623
Organon & Co. ~, †	1,990	60,217
Pfizer ~	53,300	2,087,228
UnitedHealth Group	1,900	760,836
		6,893,040
Industrials — 17.00%
Boeing ~, †	7,500	1,796,700
CSX ~	74,100	2,377,128
Lockheed Martin ~	6,400	2,421,440
Raytheon Technologies ~	9,800	836,038
United Rentals ~, †	3,100	988,931
		8,420,237
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology — 32.51%
Apple ~	14,800	$2,027,008
Broadcom ~	10,400	4,959,136
Cisco Systems ~	44,300	2,347,900
Corning ~	71,100	2,907,990
First Solar ~, †	10,200	923,202
Microsoft ~	8,000	2,167,200
Texas Instruments ~	4,000	769,200
		16,101,636
Utilities — 2.71%
Exelon ~	30,300	1,342,593
		1,342,593
Total Common Stock♦ (cost $47,284,694)		59,372,870

Short-Term Investments — 1.99%
Money Market Mutual Funds — 1.99%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	245,837	245,837
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	245,837	245,837
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	245,837	245,837
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	245,838	245,838
Total Short-Term Investments (cost $983,349)		983,349
Total Value of Securities Before Options Written—121.88% (cost $48,268,043)		60,356,219

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Schedule of investments
Delaware Premium Income Fund (Unaudited)
	Number of contracts	Value (US $)
Options Written — (22.27%)
Equity Call Options — (22.27%)
Alphabet strike price $2,120, expiration date 3/18/22, notional amount $(848,000)	(4)	$(167,400)
American Express strike price $140, expiration date 6/17/22, notional amount $(1,302,000)	(93)	(297,600)
Amgen strike price $220, expiration date 1/21/22, notional amount $(704,000)	(32)	(92,560)
Apple strike price $110, expiration date 1/21/22, notional amount $(1,628,000)	(148)	(425,500)
Bank of America strike price $32, expiration date 1/21/22, notional amount $(1,414,400)	(442)	(429,845)
BlackRock strike price $600, expiration date 1/21/22, notional amount $(180,000)	(3)	(83,475)
BlackRock strike price $720, expiration date 6/17/22, notional amount $(1,728,000)	(24)	(410,040)
Boeing strike price $190, expiration date 1/21/22, notional amount $(1,425,000)	(75)	(428,062)
Booking Holdings strike price $1,930, expiration date 1/21/22, notional amount $(579,000)	(3)	(106,470)
Bristol-Myers Squibb strike price $57.50, expiration date 6/17/22, notional amount $(1,426,000)	(248)	(260,400)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Broadcom strike price $380, expiration date 1/21/22, notional amount $(2,470,000)	(65)	$(670,800)
Broadcom strike price $400, expiration date 6/17/22, notional amount $(1,560,000)	(39)	(370,695)
Chevron strike price $95, expiration date 1/21/22, notional amount $(2,071,000)	(218)	(277,950)
Cisco Systems strike price $40, expiration date 1/21/22, notional amount $(204,000)	(51)	(65,663)
Cisco Systems strike price $44, expiration date 10/15/21, notional amount $(1,724,800)	(392)	(357,700)
Comcast strike price $42.50, expiration date 10/15/21, notional amount $(658,750)	(155)	(224,362)
Comcast strike price $47.50, expiration date 1/21/22, notional amount $(1,311,000)	(276)	(271,170)
ConocoPhillips strike price $45, expiration date 1/21/22, notional amount $(1,264,500)	(281)	(461,542)
ConocoPhillips strike price $48, expiration date 11/19/21, notional amount $(600,000)	(125)	(169,063)
Constellation Brands strike price $180, expiration date 1/21/22, notional amount $(1,692,000)	(94)	(528,750)
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(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Corning strike price $37, expiration date 1/21/22, notional amount $(595,700)	(161)	$(89,355)
Corning strike price $39, expiration date 11/19/21, notional amount $(2,145,000)	(550)	(210,375)
CSX strike price $26.67, expiration date 1/21/22, notional amount $(1,976,247)	(741)	(418,665)
Exelon strike price $38, expiration date 1/21/22, notional amount $(1,151,400)	(303)	(206,040)
Facebook strike price $290, expiration date 1/21/22, notional amount $(870,000)	(30)	(208,575)
Facebook strike price $300, expiration date 3/18/22, notional amount $(420,000)	(14)	(92,505)
First Solar strike price $72.50, expiration date 1/21/22, notional amount $(739,500)	(102)	(227,715)
Home Depot strike price $290, expiration date 6/17/22, notional amount $(2,088,000)	(72)	(306,000)
JPMorgan Chase & Co. strike price $100, expiration date 9/17/21, notional amount $(10,000)	(1)	(5,528)
JPMorgan Chase & Co. strike price $140, expiration date 1/21/22, notional amount $(1,190,000)	(85)	(164,475)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Lockheed Martin strike price $300, expiration date 1/21/22, notional amount $(1,920,000)	(64)	$(514,240)
Merck & Co. strike price $65, expiration date 6/17/22, notional amount $(1,293,500)	(199)	(271,635)
Microsoft strike price $185, expiration date 9/17/21, notional amount $(555,000)	(30)	(258,525)
Microsoft strike price $190, expiration date 1/21/22, notional amount $(950,000)	(50)	(413,375)
Mondelez International strike price $50, expiration date 1/21/22, notional amount $(1,135,000)	(227)	(287,155)
PepsiCo strike price $115, expiration date 1/21/22, notional amount $(103,500)	(9)	(30,375)
Pfizer strike price $37, expiration date 9/16/22, notional amount $(1,972,100)	(533)	(209,202)
Philip Morris International strike price $80, expiration date 1/21/22, notional amount $(32,000)	(4)	(7,960)
Raytheon Technologies strike price $65, expiration date 1/21/22, notional amount $(637,000)	(98)	(200,900)
Texas Instruments strike price $160, expiration date 1/21/22, notional amount $(640,000)	(40)	(142,200)

NQ-QMV [6/21] 8/21 (1751128)    3

Schedule of investments
Delaware Premium Income Fund (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
TJX strike price $60, expiration date 1/21/22, notional amount $(1,008,000)	(168)	$(160,860)
United Rentals strike price $280, expiration date 9/17/21, notional amount $(868,000)	(31)	(146,630)
UnitedHealth Group strike price $360, expiration date 1/21/22, notional amount $(684,000)	(19)	(99,370)
Whirlpool strike price $200, expiration date 1/21/22, notional amount $(1,800,000)	(90)	(257,400)
Total Options Written (premium received $10,796,724)		$(11,028,107)

Receivables and Other Assets Net of Liabilities—0.39%		193,852
Net Assets Applicable to 4,778,000 Shares Outstanding—100.00%		$49,521,964
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

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